Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) Rate	Dec. 31, 2023 USD ($) Rate	Dec. 31, 2022 USD ($) Rate	Dec. 31, 2021 USD ($) Rate	Dec. 31, 2020 USD ($) Rate
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for LeRoy T. Carlson, Jr. (2)	Compensation Actually Paid to LeRoy T. Carlson, Jr. (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On (4):		Net Income (Loss)	Return on Capital (6)
Year (1)					Total Shareholder Return	Peer Group Total Shareholder Return (5)
	($)	($)	($)	($)	($)	($)	($)	(%)
2024	$9,611,495	$38,902,395	$3,900,317	$10,628,855	$163.50	$108.72	$(26,480,692)	3.7%
2023	$9,677,516	$24,429,347	$4,434,350	$8,670,292	$86.50	$83.83	$(487,287,212)	(1.7)%
2022	$8,929,740	$237,089	$2,694,344	$(117,463)	$46.43	$80.99	$71,656,249	1.8%
2021	$9,616,139	$7,034,857	$3,284,862	$4,231,000	$84.84	$85.93	$188,119,059	4.0%
2020	$9,512,073	$6,542,246	$5,009,231	$3,172,184	$75.69	$94.08	$269,392,271	5.0%
(1)The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
•2024 and 2023: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2024 and 2023 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman and Joseph R. Hanley.
•2022: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2022 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman, Joseph R. Hanley and Peter L. Sereda.
•2021: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2021 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda and Kurt B. Thaus.
•2020: LeRoy T. Carlson, jr. served as the Company's PEO for the entirety of 2020 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda, Scott H. Williamson and Kenneth R. Meyers.
(2)Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Carlson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other NEOs reported for the applicable year other than the PEO for such years.
(3)To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Carlson and for the average of the other NEOs is set forth following the footnotes to this table.
(4)Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in TDS' common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
(6)The CHRC uses Return on Capital as our Company selected metric, which is calculated as earnings before interest, adjusted for income tax impacts, divided by the sum of total debt, right of use lease liabilities, and total equity. This is one of the metrics used to measure performance under the PSU awards granted to Messrs. Carlson and Hanley and Ms. Villacrez in 2024.
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2024	$9,611,495	$(6,845,985)	$11,595,297	$23,358,527	28,073	$1,154,988	$38,902,395
Other NEO's (Average)
2024	$3,900,317	$(2,345,041)	$4,134,950	$5,011,454	$7,291	$(80,116)	$10,628,855
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Company Selected Measure Name	Return on Capital
Named Executive Officers, Footnote	The Principal Executive Officer ("PEO") and NEOs for the applicable years were as follows:
•2024 and 2023: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2024 and 2023 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman and Joseph R. Hanley.
•2022: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2022 and the Company's other NEOs were: Laurent C. Therivel, Vicki L. Villacrez, James W. Butman, Joseph R. Hanley and Peter L. Sereda.
•2021: LeRoy T. Carlson, Jr. served as the Company's PEO for the entirety of 2021 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda and Kurt B. Thaus.
•2020: LeRoy T. Carlson, jr. served as the Company's PEO for the entirety of 2020 and the Company's other NEOs were: Laurent C. Therivel, James W. Butman, Peter L. Sereda, Scott H. Williamson and Kenneth R. Meyers.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the component companies of the Dow Jones U.S. Telecommunications Index.
PEO Total Compensation Amount	$ 9,611,495	$ 9,677,516	$ 8,929,740	$ 9,616,139	$ 9,512,073
PEO Actually Paid Compensation Amount	$ 38,902,395	24,429,347	237,089	7,034,857	6,542,246
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2024	$9,611,495	$(6,845,985)	$11,595,297	$23,358,527	28,073	$1,154,988	$38,902,395
Other NEO's (Average)
2024	$3,900,317	$(2,345,041)	$4,134,950	$5,011,454	$7,291	$(80,116)	$10,628,855
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 3,900,317	4,434,350	2,694,344	3,284,862	5,009,231
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,628,855	8,670,292	(117,463)	4,231,000	3,172,184
Adjustment to Non-PEO NEO Compensation Footnote
Compensation Actually Paid Adjustments (a)

Year	Summary Compensation Table Total	(Minus) Grant Date Fair Value of Awards Granted in Fiscal Year	Plus Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year	Plus/(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year	Plus Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year	Plus/(Minus) Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year	Equals Compensation Actually Paid
LeRoy T. Carlson, Jr.
2024	$9,611,495	$(6,845,985)	$11,595,297	$23,358,527	28,073	$1,154,988	$38,902,395
Other NEO's (Average)
2024	$3,900,317	$(2,345,041)	$4,134,950	$5,011,454	$7,291	$(80,116)	$10,628,855
(a)The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance measures, which in the Company's assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Please see the Compensation Discussion & Analysis for further information regarding these measures and how they were used in the 2024 executive compensation program, including the Officer Annual Incentive Plan and the 2024 performance share units.
•Return on Capital
•Total Operating Revenues
	•Adjusted EBITDA
Total Shareholder Return Amount	$ 163.50	86.50	46.43	84.84	75.69
Peer Group Total Shareholder Return Amount	108.72	83.83	80.99	85.93	94.08
Net Income (Loss)	$ (26,480,692)	$ (487,287,212)	$ 71,656,249	$ 188,119,059	$ 269,392,271
Company Selected Measure Amount | Rate	0.037	(0.017)	0.018	0.040	0.050
PEO Name	LeRoy T. Carlson, Jr.	LeRoy T. Carlson, Jr.	LeRoy T. Carlson, Jr.	LeRoy T. Carlson, Jr.	LeRoy T. Carlson, jr.
Additional 402(v) Disclosure	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in TDS' common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Capital
Measure:: 2
Pay vs Performance Disclosure
Name	Total Operating Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,845,985)
PEO | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,595,297
PEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,358,527
PEO | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,073
PEO | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,154,988
Non-PEO NEO | Grant Date Fair Value of Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,345,041)
Non-PEO NEO | Fiscal Year-End Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,134,950
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,011,454
Non-PEO NEO | Vesting Date Fair Value of Awards Granted and Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,291
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (80,116)